ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Studio City International Holdings Limited (“Studio City International”) was redomiciled by way of continuation as an exempted company incorporated with limited liability in the Cayman Islands in connection with the Organizational Transactions as described below. On October 22, 2018, Studio City International completed an initial public offering of 28,750,000 American depositary shares (“ADSs”), representing 115,000,000 Class A ordinary shares with par value of $0.0001 per share, and listed its ADSs on the New York Stock Exchange under the symbol “MSC” in the United States of America (the “Offering”).
Studio City International together with its subsidiaries (collectively referred to as the “Company”) currently operates the non-gaming operations
of Studio City, a cinematically-themed integrated resort in Cotai, Macau Special Administrative Region of the People’s Republic of China (“Macau”), and provides gaming related services to Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco”), which holds the gaming subconcession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”). Melco’s ADSs are listed on the Nasdaq Global Select Market in the United States of America.
Immediately prior to the Organizational Transactions as described below, Studio City International was 60% held directly by MCO Cotai Investments Limited (“MCO Cotai”), a subsidiary of Melco, and 40% held directly by New Cotai, LLC (“New Cotai”), a private company organized in the United States of America. As of December 31, 2020 and 2019, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.
Organizational Transactions
Prior to the completion of the Offering, the Company underwent a series of organizational transactions (the “Organizational Transactions”), all of which were completed in October 2018, pursuant to, among others, an implementation agreement entered into among MCO Cotai, Melco, New Cotai, MSC Cotai Limited (“MSC Cotai”), a subsidiary of Studio City International, and Studio City International. The Organizational Transactions included, among other things, the following: (i) Studio City International contributed substantially all of its assets and liabilities to MSC Cotai in exchange for newly-issued ordinary shares of MSC Cotai; (ii) Studio City International authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each; (iii) the 60% equity interest in Studio City International held directly by MCO Cotai prior to the Organizational Transactions was reclassified into 108,767,640 Class A ordinary shares; (iv) the 40% equity interest in Studio City International held directly by New Cotai prior to the Organizational Transactions was exchanged for 72,511,760 Class B ordinary shares, which have only voting and no economic rights and, through its Class B ordinary shares, New Cotai has voting rights in Studio City International which controls MSC Cotai; (v) New Cotai has a non-voting,
non-shareholding
economic participation interest (the “Participation Interest”) in MSC Cotai, the terms of which are set forth in a participation agreement (the “Participation Agreement”) that was entered into by MSC Cotai, New Cotai and Studio City International; and (iv) Studio City International was redomiciled by way of continuation as an exempted company incorporated with limited liability in the Cayman Islands.
The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the liquidation or winding up of Studio City International or to otherwise share in its profits and surplus assets. Immediately prior to the Offering, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to 66 2/3% of the amount of any distribution, dividend or other consideration paid by MSC Cotai to Studio City International, subject to adjustments, exceptions and conditions as set out in the Participation Agreement (the “MSC Cotai’s Distribution”). The 66 2/3% represented the equivalent of New Cotai’s 40% interest in Studio City International prior to the Organizational Transactions. The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically canceled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares.
Immediately following the completion of the Offering, with a concurrent private placement of 800,376 Class A ordinary shares issued to Melco International to effect an assured entitlement distribution, 115,800,376 Class A ordinary shares were issued; and pursuant to the full exercise by the underwriters of the over-allotment option, an additional 4,312,500 ADSs, representing 17,250,000 Class A ordinary shares, were issued in November 2018.
As a result of the Organizational Transactions, the Offering including the concurrent private placement, and the full exercise by the underwriters of the over-allotment option as mentioned above, the Company recognized an adjustment to the Participation Interest in accordance with the Participation Agreement with a corresponding decrease in the Company’s additional paid-in
capital.
Private Placements
During July and August 2020, Studio City International announced and completed a series of private offers (the “Private Placements”) of its
72,185,488
Class A ordinary shares and
14,087,299
ADSs
(
representing
56,349,196
Class A ordinary shares
)
to certain existing shareholders and holders of its ADSs, including Melco, which resulted in an adjustment to the carrying amount of the Participation Interest with a corresponding decrease in the Company’s additional paid-in
capital.
As of December 31, 2020 and 2019, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to approximately 19.6% and 30.0% of the MSC Cotai’s Distribution, respectively.

(b)	Recent Developments Related to COVID-19 and Other Business Developments
In connection with the outbreak of the coronavirus
(COVID-19)
in the first quarter of 2020, travel restrictions, temporary business closures and other prohibitions have been imposed by the People’s Republic of China (“PRC”), Macau and other countries or regions throughout the world. Additionally, health-related precautionary measures have been imposed and remain in place at Studio City which have significantly disrupted its casino and resort operations.
On February 5, 2020, the Studio City’s casino operations were suspended for a
15-day
period and resumed operations only on a reduced basis on February 20, 2020 with limited visitations from Hong
Kong, Taiwan and certain regions of the PRC among other countries. In March 2020, the governments in Macau, Hong Kong and certain provinces in the PRC, including

Guangdong, imposed further entry bans, restrictions and quarantine requirements on nearly all visitors traveling to and from Macau.
Commencing from July 15, 2020, certain travelers entering Guangdong from Macau were no longer subject to mandatory quarantine, while from August 12, 2020, those entering the
PRC from Macau were generally no longer subject to mandatory quarantine
s
. On August 26, 2020, the Chinese authorities resumed the issuance of Individual Visit Scheme (“IVS”) visas for Guangdong residents, while the nationwide resumption of IVS visa issuance
s
commenced on September 23, 2020. On December 21, 2020, the Macau government announced that
,
generally, individuals who have been to countries and regions other than the
PRC and Taiwan in the p
r
eceding 21 days are required to undergo a mandatory
21-day
quarantine upon entry into Macau from
the
PRC, Taiwan or Hong Kong. Foreigners continue to be unable to enter Macau, except if they have been in the
PRC in the preceding 21 days and are eligible for an exemption application. Despite these developments, the Company’s operations continue to be impacted by significant travel bans, restrictions, and quarantine requirements imposed by the governments in Macau, Hong Kong and certain provinces in the PRC
on visitors traveling to and from Macau, and such bans, restrictions and requirements have been, and may continue to be, modified by the relevant authorities from time to time as
COVID-19
developments unfold.
The
COVID-19
outbreak has also impacted
 on
the construction
 sch
edules
 of the remaining
development
project
at
 Studio City. The Company currently expects additional time will be needed to complete the construction of the project.
The
COVID-19
outbreak and the related events have also caused severe disruptions to the Company’s resort tenants and other business partners, which may increase the risk of these entities defaulting on their contractual obligations with the Company.
The disruptions to the Company’s business had material adverse effects on its financial condition and operations for the year ended December 31, 2020. As the disruptions are ongoing, such adverse effects have continued beyond the
2020
year and the Company is unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition due to uncertainties surrounding the business recovery from such disruptions, successful development of safe and effective vaccines and treatment of COVID-19, travel restrictions, customer sentiment and other events related to the
COVID-19
outbreak.
As of December 31, 2020, the Company had cash and cash equivalents of $575,215 and available borrowing capacity under the 2016 SC Revolving Credit Facility (as described in Note 10) of HK$233,000,000 (equivalent to $30,054), subject to the satisfaction of certain conditions precedent.
The Company has taken various mitigating measures to manage through the current
COVID-19
outbreak challenges, such as implementing cost reduction programs to minimize cash outflow
s
for
non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions, refinancing existing borrowing
s
and raising additional capital through the Private Placements and new senior note offering
s
.
The Company believes it will be able to support continuing operations and capital expenditures for
at least twelve months from the date of these consolidated financial statements.
In January 2019, Melco Resorts Macau informed the Company that it would cease VIP rolling chip operations at the Studio City Casino on January 15, 2020. In January 2020, Melco Resorts Macau agreed to continue the VIP rolling chip operations at the Studio City Casino until January 15, 2021, and in December 2020, it further agreed to continue VIP rolling chip operations at Studio City Casino until December 31, 2021, subject to early termination with 30 days’ prior notice by either the Company or Melco Resorts Macau.